Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 22,517	$ 14,293	$ 16,114
Investment securities available-for-sale:
Unrealized (losses) gains on investment securities available-for-sale, net of tax	(2,895)	3,408	3,400
Adjustment for (gains) losses on sale of investment securities, net of tax	(96)	(32)	32
Defined benefit pension plans:
Net gains (losses) arising during the year, net of tax	4,466	1,738	(1,150)
Amortization of prior service cost included in net periodic pension cost, net of tax	290	169	62
Total other comprehensive income	1,765	5,283	2,344
Total comprehensive income	$ 24,282	$ 19,576	$ 18,458